The Hartford Mutual Funds, Inc.

690 Lee Road

Wayne, Pennsylvania 19087

December 16, 2024

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:  The Hartford Mutual Funds, Inc. (the “Registrant”) (SEC File Nos. 333-02381 and 811-07589)

Dear Sir or Madam:

Included herewith for filing on behalf of the Registrant, pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy of Post-Effective Amendment No. 184 under the 1933 Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed in connection with changes to the principal investment strategy of the Hartford Global Impact Fund (the “Fund”), a series of the Registrant, which could be construed as material. With respect to the Fund, this change took effect on March 1, 2024, and shareholders of the Fund have been notified of the change via a prospectus supplement dated March 1, 2024.

Pursuant to Rule 485(a)(1), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective on February 28, 2025. No fee is required in connection with this filing. Please contact me at (610) 386-4077 or lisa.zeises@hartfordfunds.com with any comments or questions concerning this filing. Thank you in advance for your consideration.

Sincerely,

/s/ Lisa D. Zeises
Lisa D. Zeises
Assistant Secretary

cc:	John V. O’Hanlon
Alexander C. Karampatsos